Schedule of Investments (unaudited) February 29, 2024	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Consumer Services — 0.1%
Chapman University, 3.00%, 04/01/51	$2,100	$1,374,712

Total Corporate Bonds — 0.1% (Cost: $2,100,000)		1,374,712

Municipal Bonds

California — 80.9%

Corporate — 10.5%
California Community Choice Financing Authority, RB(a)
5.00%, 05/01/54	35,000	37,630,156
Series G, 5.25%, 11/01/54	50,000	53,352,484
Sustainability Bonds, 5.00%, 07/01/53	19,015	20,105,429
Sustainability Bonds, 5.00%, 12/01/53	10,000	10,490,630
Sustainability Bonds, 5.50%, 10/01/54	20,000	21,900,671
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	26,235	26,375,683
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	48,000	51,188,709
California Pollution Control Financing Authority, Refunding RB, AMT, 4.13%, 07/01/43(a)(b)	17,000	17,000,191
California Statewide Communities Development Authority, Refunding RB, Sustainability Bonds, 1.68%, 02/01/29	1,000	855,581

		238,899,534

County/City/Special District/School District — 23.2%
California Infrastructure & Economic Development Bank, Refunding RB
Series A, 1.60%, 10/01/29	3,575	3,051,233
Series A, 1.84%, 10/01/31	1,100	900,074
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	5,105	5,883,761
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	8,000	8,076,658
City & County of San Francisco California Community Facilities District No. 2014-1, ST
Series B, Sustainability Bonds, 3.78%, 09/01/30	1,110	1,013,259
Series B, Sustainability Bonds, 3.92%, 09/01/31	3,410	3,097,542
Series B, Sustainability Bonds, 3.97%, 09/01/32	1,880	1,692,340
Series B, Sustainability Bonds, 4.02%, 09/01/33	2,070	1,848,499
City & County of San Francisco California, Refunding COP, Series A, Sustainability Bonds, 4.00%, 04/01/44	10,000	10,122,896
City of Corona California, RB, 2.24%, 05/01/30	10,000	8,561,300
City of Huntington Beach California, Refunding RB, 2.32%, 06/15/30	2,750	2,346,742
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(c)	26,425	21,694,340
Colton Joint Unified School District, GO, Series F, Election 2008, (BAM), 5.00%, 08/01/49	4,750	5,312,034
County of Ventura California, RB, 5.15%, 07/01/24	50,000	49,905,708
Desert Community College District, GO, Election 2016, 4.00%, 08/01/45	6,335	6,495,912
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/46	5,995	6,111,317
Elk Grove Unified School District, GO, Election 2016, 4.00%, 08/01/44	16,375	16,538,285

Security	Par (000)	Value

County/City/Special District/School District (continued)
Elk Grove Unified School District, ST, Election 1998, (AGM), 4.00%, 12/01/42	$8,000	$8,176,815
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	15,000	15,193,422
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	6,025	6,085,396
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 5.00%, 08/01/44	16,000	17,210,106
Hacienda La Puente Unified School District, GO, Series A, Election 2016, 5.00%, 08/01/47	4,750	5,200,082
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/43	10,000	10,420,177
Irvine Facilities Financing Authority, ST, Series A, (BAM), 5.00%, 09/01/48	16,000	17,949,707
Las Virgenes Unified School District, GO
Series A, Election 2022, 5.00%, 08/01/45	2,345	2,634,536
Series A, Election 2022, 5.00%, 08/01/47	1,220	1,362,007
Long Beach Unified School District, GO, Series A, 4.00%, 08/01/40	5,000	5,041,919
Los Angeles Community College Distric, GO
Series J, Election 2008, 4.00%, 08/01/38	3,000	3,038,984
Series J, Election 2008, 4.00%, 08/01/41	17,555	17,646,703
Series K, Election 2008, 4.00%, 08/01/39	10,000	10,150,858
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	2,590	2,147,384
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	2,070	2,044,988
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	10,058,239
Los Angeles County Public Works Financing Authority, Refunding RB
Series D, 5.00%, 12/01/45	1,930	1,982,417
Series E-1, 5.00%, 12/01/44	3,900	4,239,383
Sustainability Bonds, 5.00%, 12/01/45	7,815	8,553,086
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	10,050,887
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	3,500	3,557,920
Manteca Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/48	4,180	4,179,780
Mount San Antonio Community College District, Refunding GO
Series 2018-A, Election 2018, 4.00%, 08/01/49	5,000	5,087,997
Series A, Election 2018, 5.00%, 08/01/44	3,430	3,745,297
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	3,575	3,667,709
Palmdale Elementary School District, GO, Election 2022, (BAM), 5.00%, 08/01/48	2,650	2,975,240
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/47	3,650	4,032,039
Peralta Community College District, Refunding GO, Series A, 4.00%, 08/01/31	7,500	7,543,906
Pleasanton Unified School District, GO, Election 2022, 4.00%, 08/01/48	9,000	9,106,576
Ravenswood City School District, GO
Series L, 4.00%, 07/01/44	3,750	3,809,500
Election 2018, (AGM), 5.25%, 08/01/45	1,000	1,102,231
Redwood City School District, GO, Series A, Election 2022, 5.00%, 08/01/48	6,000	6,760,063

1

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	$8,000	$8,346,822
San Bernardino Community College District, GO
Series E-1, Election 2008, 4.13%, 08/01/49	4,000	4,018,720
Series B, Election 2018, 4.13%, 08/01/49	10,470	10,687,684
San Diego Community College District, GO
4.00%, 08/01/42	3,000	3,163,330
4.00%, 08/01/43	4,450	4,673,565
San Diego Community College District, Refunding GO, 2.38%, 08/01/33	5,375	4,369,603
San Francisco City & County Redevelopment Agency Successor Agency, Refunding TA
Series D, 3.25%, 08/01/29	1,000	909,823
Series D, 3.38%, 08/01/30	1,250	1,125,194
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(c)	3,000	2,099,699
San Joaquin County Transportation Authority Measure K Sales Tax Revenue, Refunding RB, 4.00%, 03/01/41	3,000	3,010,277
San Jose Redevelopment Agency Successor Agency, Refunding TA, Series A-T, 3.25%, 08/01/29	8,730	8,101,565
San Jose Unified School District, GO
Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(c)	25,000	20,898,762
Series F, Election 2012, 4.00%, 08/01/42	4,000	4,107,025
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,975,234
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	1,000	1,069,873
San Mateo County Transit District, Refunding RB, Series A, 4.00%, 06/01/33	9,065	9,245,467
San Mateo Foster City Public Financing Authority, RB
4.00%, 05/01/45	4,000	4,056,454
4.00%, 05/01/48	2,265	2,286,723
San Rafael City High School District, GO, Series B, Election 2022, 5.00%, 08/01/48	1,800	2,006,185
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/37	2,205	2,279,241
Santa Clara Unified School District, GO
4.00%, 07/01/41	12,475	12,980,359
Election 2014, 4.00%, 07/01/41	5,000	5,013,693
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/48	4,000	4,476,081
Simi Valley Unified School District, GO, Series D, 5.25%, 08/01/51	3,780	4,187,635
South Orange County Public Financing Authority, RB, 5.00%, 06/01/47	5,000	5,534,566
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	9,765	9,850,526
Series B, 5.00%, 08/01/47	10,000	11,163,899
Series B, Election 2012, 4.00%, 08/01/34	5,160	5,227,155

		528,272,414

Education — 6.6%
California Educational Facilities Authority, RB, Series A, 3.56%, 04/01/31	2,000	1,758,015
California Infrastructure & Economic Development Bank, RB(b)
4.13%, 01/01/35	980	851,139

Security	Par (000)	Value

Education (continued)
California Infrastructure & Economic Development Bank, RB(b) (continued)
5.00%, 01/01/55	$2,000	$1,565,185
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(c)	37,500	2,582,957
California Municipal Finance Authority, RB
5.50%, 08/01/34(b)	250	250,420
5.00%, 06/15/41(b)	925	861,298
6.00%, 07/01/44	500	500,621
5.00%, 06/15/51(b)	1,385	1,204,912
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	1,785	1,646,586
5.00%, 08/01/48	2,140	1,839,602
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(b)	190	187,179
California School Finance Authority, RB(b)
Series A, 5.00%, 06/01/33	525	534,882
Series A, 5.00%, 06/01/43	525	521,775
Series A, 5.00%, 06/01/49	7,105	6,574,200
Series A, 6.00%, 07/01/51	1,500	1,532,992
Series A, 5.00%, 06/01/55	1,000	942,233
Series A, 5.00%, 06/01/58	3,355	2,995,399
Series A, 6.00%, 06/01/59	8,925	8,383,942
Series B, 6.00%, 06/01/31	735	641,184
California State University, Refunding RB
Series A, 5.00%, 11/01/43	18,000	19,453,488
Series B, 1.67%, 11/01/29	9,000	7,668,918
Series B, 1.85%, 11/01/31	6,750	5,505,551
Series B, 2.53%, 11/01/33	2,580	2,128,581
Series D, 1.69%, 11/01/29	5,000	4,264,485
University of California, RB
6.30%, 05/15/50	3,790	3,943,305
Series AV, 5.25%, 05/15/42	12,305	13,259,316
Series BK, 5.00%, 05/15/52	12,000	13,271,048
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	5,850	6,174,870
Series AZ, 5.00%, 05/15/43	23,800	25,547,871
Series BE, 4.00%, 05/15/50	4,140	4,196,420
Series Q, 4.00%, 05/15/41	10,300	10,715,186

		151,503,560

Health — 4.3%
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	6,750	6,989,366
Series A, 4.00%, 04/01/44	1,500	1,461,855
Series A, 4.00%, 08/15/50	2,765	2,729,613
Series A-2, 4.00%, 11/01/44	16,125	15,936,712
California Municipal Finance Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/39(b)	980	981,361
California Public Finance Authority, RB, Series A, 5.00%, 07/15/46	5,005	5,546,119
California Public Finance Authority, Refunding RB
Series A, 4.00%, 08/01/47	7,000	7,077,333
Series A, 5.00%, 08/01/47	8,000	8,437,596
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 4.00%, 05/15/43	10,000	10,255,475

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Regents of the University of California Medical Center Pooled Revenue, RB (continued)
Series P, 5.00%, 05/15/47	$27,500	$30,466,113
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/41	8,215	8,555,384

		98,436,927

Housing — 1.4%
California Community Housing Agency, RB, M/F Housing(b)
Series A-1, 3.00%, 02/01/57	4,000	2,558,662
Series A-2, 4.00%, 02/01/50	1,600	1,171,210
Series A-2, 4.00%, 08/01/51	12,660	7,542,241
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA), 2.55%, 07/01/39	8,914	7,043,438
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	2,740	2,161,877
CMFA Special Finance Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/45(b)	1,205	1,038,649
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, 4.00%, 03/01/57	500	352,809
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	2,925	1,673,820
Senior Lien, Sustainability Bonds, 3.13%, 06/01/57	3,850	2,329,517
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,580	2,951,718
Sustainability Bonds, 3.13%, 08/01/56	1,460	1,019,799
Sustainability Bonds, 4.00%, 12/01/56	445	315,968
Sustainability Bonds, 4.00%, 07/01/58	1,205	827,408
Series B, Sustainability Bonds, 4.00%, 07/01/58	2,450	1,619,004

		32,606,120

State — 1.3%
California State Public Works Board, RB, Sustainability Bonds, 4.00%, 11/01/41	9,250	9,570,257
State of California, Refunding GO, 5.25%, 10/01/39	18,150	19,177,045

		28,747,302

Tobacco — 1.6%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,479,141
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(c)	7,620	1,440,416
California Statewide Financing Authority, RB(b)(c)
Series D, 0.00%, 06/01/55	20,750	1,095,427
Series L, 0.00%, 06/01/55	91,500	4,432,255
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 2.75%, 06/01/34	5,175	4,293,123
Subordinate, 3.85%, 06/01/50	5,360	5,004,664
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(c)	34,680	1,225,329
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	3,630	3,313,308
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	12,000	12,439,319

		35,722,982

Security	Par (000)	Value

Transportation — 10.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	$920	$918,470
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/37	2,700	2,822,588
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/34	7,500	8,398,417
Series A, AMT, 5.00%, 05/15/42	10,000	10,419,023
Series A, AMT, 5.00%, 05/15/44	10,010	10,480,093
Series A, AMT, 5.00%, 05/15/45	5,000	5,058,240
Series D, AMT, 5.00%, 05/15/41	8,520	8,629,473
AMT, Sustainability Bonds, 5.25%, 05/15/47	7,000	7,556,247
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,872,362
Series A, AMT, Subordinate, 4.00%, 05/15/44	7,040	7,076,940
Port of Los Angeles, Refunding RB
Series A, AMT, 5.00%, 08/01/44	7,345	7,362,523
Series C, Sustainability Bonds, 4.00%, 08/01/39	3,570	3,630,772
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	8,435	8,957,705
San Francisco City & County Airport Comm-San Francisco International Airport, ARB, Series A, AMT, 5.25%, 05/01/42	30,000	31,363,040
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, AMT, 5.00%, 05/01/48	10,145	10,461,161
Series A, AMT, 5.00%, 05/01/38	10,350	10,983,412
Series A, AMT, 5.00%, 05/01/47	35,000	35,781,812
Series B, AMT, 5.00%, 05/01/46	29,990	30,680,379
Series D, AMT, 5.00%, 05/01/43	16,440	17,165,649
Series D, AMT, 5.25%, 05/01/48	3,900	4,095,975
Series E, AMT, 5.00%, 05/01/37	4,000	4,271,729

		231,986,010

Utilities — 21.8%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 4.00%, 10/01/45(d)	15,175	15,713,932
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	20,000	21,210,255
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 5.00%, 06/01/47	10,000	11,162,674
City of Sacramento California Water Revenue, RB, 5.00%, 09/01/42	6,465	6,865,661
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
4.00%, 11/01/39	10,000	10,067,778
Series B, 5.25%, 11/01/48	7,935	9,172,957
East Bay Municipal Utility District Water System Revenue, RB
Series A, 5.00%, 06/01/42	29,920	31,819,559
Sustainability Bonds, 5.00%, 06/01/49(d)	14,500	16,282,935
Series A, Sustainability Bonds, 4.00%, 06/01/45	4,885	4,975,474
Eastern Municipal Water District Financing Authority, RB
Series D, 5.25%, 07/01/42	18,500	19,865,755
Series D, 5.00%, 07/01/47	35,105	36,942,833
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	4,190	4,259,254
Irvine Ranch Water District Water Service Corp., RB, 5.00%, 03/01/46	19,330	20,123,208

3

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 07/01/46	$20,000	$20,599,083
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/51	17,400	19,085,724
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 10/01/51	14,000	15,327,883
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 04/01/48	3,255	3,669,555
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,689,390
Series A, 5.25%, 10/01/48	13,020	14,875,321
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/45	10,015	11,135,785
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/40	7,700	8,097,166
Series H, Sustainability Bonds, 4.00%, 08/15/45	12,885	13,281,133
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/38	13,595	14,427,687
Series A, 4.00%, 08/01/45	4,000	4,087,991
Series B, 5.00%, 08/01/38	7,725	8,126,502
Series B, 5.00%, 08/01/39	8,735	9,187,856
Series A, Subordinate, 5.00%, 08/01/43	7,000	7,510,310
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series A, 5.00%, 11/01/48	7,250	8,106,361
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series B, 5.00%, 10/01/43	41,410	44,340,003
Series B, Sustainability Bonds, 1.00%, 10/01/26	27,880	26,792,918
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB
Series B, 4.00%, 10/01/42	17,010	17,018,535
Series A, Sustainability Bonds, 4.00%, 10/01/43	10,000	10,081,937
Series A, Sustainability Bonds, 4.00%, 10/01/47	5,000	5,057,915
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/52	10,000	11,184,216
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	5,205	5,317,051
Santa Clara Valley Water District, Refunding RB, Series A, 5.00%, 06/01/45	2,145	2,361,777

		495,824,374

Total Municipal Bonds in California		1,841,999,223

Illinois — 0.1%

County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, 6.14%, 12/01/39	2,060	1,914,711

Puerto Rico — 5.6%

State — 4.0%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51(a)	23,823	10,839,384
Series A-1, 0.00%, 11/01/43(a)	17,190	10,015,710
Series A-1, Restructured, 5.63%, 07/01/29	5,196	5,625,292
Series A-1, Restructured, 5.75%, 07/01/31	2,021	2,247,982
Series A-1, Restructured, 4.00%, 07/01/33	1,917	1,883,699
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,675,374
Series A-1, Restructured, 4.00%, 07/01/37	1,479	1,409,147

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/41	$2,011	$1,867,218
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,881,193
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	2,467	1,579,801
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	1,086	431,779
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	15,606,561
Series A-1, Restructured, 5.00%, 07/01/58	5,583	5,611,098
Series A-2, Restructured, 4.54%, 07/01/53	114	109,359
Series A-2, Restructured, 4.78%, 07/01/58	12,102	12,011,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	914,546
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,251,007
Series A-1, Restructured, 0.00%, 07/01/46	44,873	14,581,337
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,871,167

		92,413,154

Tobacco — 0.4%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	123,730	9,981,554

Utilities(e)(f) — 1.2%
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29	4,130	1,081,554
Series A, 7.00%, 07/01/33	2,230	583,987
Series A, 6.75%, 07/01/36	7,630	1,998,124
Series A, 5.00%, 07/01/42	6,125	1,603,999
Series A, 7.00%, 07/01/43	955	250,093
Series A-3, 10.00%, 07/01/24	2,137	559,504
Series B-3, 10.00%, 07/01/24	2,137	559,504
Series C-1, 5.40%, 02/01/24	5,870	1,537,207
Series C-2, 5.40%, 07/01/24	5,871	1,537,455
Series C-3, 5.40%, 01/01/20	593	155,412
Series C-4, 5.40%, 07/01/24	593	155,412
Series CCC, 5.25%, 07/01/26	1,680	439,954
Series CCC, 5.25%, 07/01/28	955	250,093
Series D-4, 7.50%, 07/01/24	4,342	1,137,146
Series TT, 5.00%, 07/01/25	480	125,701
Series TT, 5.00%, 07/01/26	1,285	336,512
Series WW, 5.38%, 07/01/24	875	229,143
Series WW, 5.50%, 07/01/24	3,405	891,692
Series WW, 5.25%, 07/01/33	885	231,761
Series WW, 5.50%, 07/01/38	1,170	306,396
Series XX, 5.25%, 07/01/27	645	168,911
Series XX, 5.25%, 07/01/35	400	104,751
Series XX, 5.75%, 07/01/36	555	145,342
Series XX, 5.25%, 07/01/40	11,490	3,008,971
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/24	2,150	563,036
Series AAA, 5.25%, 07/01/27	6,540	1,712,678
Series AAA, 5.25%, 07/01/28	4,690	1,228,205
Series AAA, 5.25%, 07/01/29	530	138,795
Series BBB, 5.40%, 07/01/28	2,805	734,566
Series UU, 0.00%, 07/01/24(a)	750	196,408
Series UU, 4.45%, 07/01/31(a)	3,765	985,968
Series UU, 0.00%, 07/01/49(a)	3,175	831,461
Series YY, 6.13%, 07/01/40	4,060	1,063,222

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series ZZ, 5.25%, 07/01/24	$1,990	$521,136
Series ZZ, 5.00%, 07/01/27	925	242,237
Series ZZ, 5.00%, 07/01/28	990	259,259
Series ZZ, 5.25%, 07/04/50	2,945	771,229

		26,646,824

Total Municipal Bonds in Puerto Rico		129,041,532

Total Municipal Bonds — 86.6% (Cost: $2,026,870,791)		1,972,955,466

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 2.8%

Utilities — 2.8%
Los Angeles Department of Water & Power, RB, 5.00%, 07/01/46	35,325	39,231,658
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/50	23,620	25,664,237

Total Municipal Bonds in California		64,895,895

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.8% (Cost: $67,945,756)		64,895,895

Total Long-Term Investments — 89.5% (Cost: $2,096,916,547)		2,039,226,073

	Shares

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.97%(h)(i)	153,774,481	153,789,858

Security	Par (000)	Value

U.S. Treasury Obligations — 3.9%
U.S. Treasury Bills(j)
5.40%, 04/09/24	$50,000	$49,713,188
5.16%, 08/01/24	40,000	39,128,013

		88,841,201

Total Short-Term Securities — 10.7% (Cost: $242,665,282)		242,631,059

Total Investments — 100.2% (Cost: $2,339,581,829)		2,281,857,132

Other Assets Less Liabilities — 1.1%		25,007,000

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.3)%		(29,663,935)

Net Assets — 100.0%		$2,277,200,197

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds California Money Fund, Institutional Class(a)	$295,902,305	$—		$(295,949,462	)(b)	$66,390	$(19,233)	$—	—	$3,149,980	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	153,789,858	(b)	—		—	—	153,789,858	153,774,481	309,568	—

						$66,390	$(19,233)	$153,789,858		$3,459,548	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

5

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,374,712	$—	$1,374,712
Municipal Bonds	—	1,972,955,466	—	1,972,955,466
Municipal Bonds Transferred to Tender Option Bond Trusts	—	64,895,895	—	64,895,895
Short-Term Securities
Money Market Funds	153,789,858	—	—	153,789,858
U.S. Treasury Obligations	—	88,841,201	—	88,841,201
Unfunded Commitments(a)	—	—	20,473,389	20,473,389

	$153,789,858	$2,128,067,274	$20,473,389	$2,302,330,521

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $29,469,983 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	6